Utility Plant and Leases	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Utility Plant and Leases

Note 2 – Utility Plant and Leases

Net utility plant as of December 31, 2014 and 2013 was as follows (thousands of dollars):

December 31,	2014	2013
Gas plant:
Storage	$22,531	$21,282
Transmission	312,300	313,306
Distribution	4,655,640	4,410,598
General	356,072	324,490
Software and software-related intangibles	196,035	168,815
Other	14,021	13,978

	5,556,599	5,252,469
Less: accumulated depreciation	(1,973,098)	(1,868,504)
Acquisition adjustments, net	550	730
Construction work in progress	74,332	101,413

Net utility plant	$3,658,383	$3,486,108

Depreciation and amortization expense on gas plant, including intangibles, was as follows (thousands of dollars):

	2014	2013	2012
Depreciation and amortization expense	$194,360	$185,283	$182,612

Included in the figures above is amortization of intangibles of $11.7 million in 2014, $10.3 million in 2013, and $9.3 million in 2012.

Operating Leases and Rentals.    In July 2014, the Company purchased for $16.5 million a portion of its corporate headquarters office complex in Las Vegas that it had previously leased. With the completion of the purchase, the lease terminated.

The Company leases certain office and construction equipment. The majority of these leases are short-term and accounted for as operating leases. For the gas segment, these leases are also treated as operating leases for regulatory purposes. Centuri has various short-term operating leases of equipment and temporary office sites. The table below presents Southwest’s rental payments and Centuri’s lease payments that are included in operating expenses (in thousands):

	2014	2013	2012
Southwest Gas	$5,330	$8,308	$7,762
Centuri	30,012	27,118	24,054

Consolidated rental payments/lease expense	$35,342	$35,426	$31,816

The following is a schedule of future minimum lease payments for significant non-cancelable operating leases (with initial or remaining terms in excess of one year) as of December 31, 2014 (thousands of dollars):

Year Ending December 31,
2015	$5,957
2016	4,236
2017	2,532
2018	1,582
2019	912
Thereafter	831

Total minimum lease payments	$16,050

Capital Leases.    Centuri leases certain construction equipment. These leases are considered capital leases. The amount of capital leases of equipment as of December 31, 2014 and 2013 is as follows (thousands of dollars):

December 31,	2014	2013
Capital leases of equipment	$5,763	$—
Less: accumulated amortization	(287)	—

Net capital leases	$5,476	$—

The following is a schedule of future minimum lease payments for non-cancelable capital leases (with initial or remaining terms in excess of one year) as of December 31, 2014 (thousands of dollars):

Year Ending December 31,
2015	$1,690
2016	1,632
2017	813
2018	591
2019	—
Thereafter	—

4,726
Less: amount representing interest	(497)

Total minimum lease payments	$4,229